UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC U.S. Mortgage Securities Fund
September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--2.0%
Ford Credit Auto Owner Trust,
Ser. 2011-B, Cl. A2	0.68	1/15/14	130,050		130,097
Harley-Davidson Motorcycle Trust,
Ser. 2009-4, Cl. A4	2.40	7/15/14	148,869		149,005
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A4	3.32	2/15/17	255,545		256,135
Honda Auto Receivables Owner
Trust, Ser. 2012-1, Cl. A1	0.41	3/15/13	133,101		133,129
Hyundai Auto Receivables Trust,
Ser. 2011-B, Cl. A2	0.59	3/17/14	197,364		197,441
Nissan Auto Lease Trust,
Ser. 2011-A, Cl. A2A	0.70	1/15/14	214,090		214,347
Volkswagen Auto Loan Enhanced
Trust, Ser. 2010-1, Cl. A3	1.31	1/20/14	19,488		19,500
World OMNI Automobile Lease
Securitization Trust,
Ser. 2011-A, Cl. A2	0.81	10/15/13	202,093		202,355
					1,302,009
Asset-Backed Ctfs./Home Equity Loans--.2%
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	126,793		123,368
Commercial Mortgage Pass-Through Ctfs.--.5%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	325,000	a,b	325,078
Residential Mortgage Pass-Through Ctfs.--.9%
Countrywide Home Loan Mortgage
Pass-Through Trust,

Ser. 2002-19, Cl. B1	6.08	11/25/32	219,276	a	213,088
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	396,760		234,722
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.91	12/25/34	114,291	a	107,600
					555,410
U.S. Government Agencies/Mortgage-Backed--92.1%
Federal Home Loan Mortgage Corp.:
4.00%, 12/1/40			670,336	c	721,546
4.50%, 12/1/24			327,279	c	358,590
Federal National Mortgage Association:
4.00%, 1/1/25 - 12/1/41			976,517	c	1,063,136
5.00%, 1/1/18 - 5/1/18			74,490	c	81,236
5.50%, 9/1/39			277,593	c	309,376
6.00%, 4/1/35			254,755	c	283,796
Government National Mortgage Association I:
3.00%			1,240,000	d	1,324,475
3.50%, 11/15/41 - 5/15/42			5,647,350		6,221,947
4.00%, 3/15/42 - 4/15/42			2,330,922		2,587,077
4.50%, 5/15/39 - 10/15/41			5,662,140		6,275,671
5.00%, 5/15/33 - 3/15/41			3,640,169		4,036,905
5.50%, 6/15/20 - 6/15/35			4,319,909		4,842,963
6.00%, 10/15/19 - 9/15/38			1,095,663		1,245,686
6.50%, 9/15/31			2,987		3,554
7.00%, 1/15/24 - 2/15/24			15,895		18,731
7.50%, 12/15/23			3,746		4,100
8.00%, 1/15/22 - 12/15/22			75,440		88,928
8.50%, 1/15/20 - 3/15/22			16,602		16,877
9.00%, 11/15/19 - 11/15/22			4,549		4,709
9.50%, 9/15/19 - 10/15/20			2,456		2,472
Government National Mortgage Association II:
3.00%			3,705,000	d	3,957,982
3.50%			5,310,000	d	5,809,471
4.00%			3,325,000	d	3,660,617

4.50%	3,275,000	d	3,614,269
4.00%, 3/20/42 - 5/20/42	3,587,824		3,951,279
4.50%, 12/20/39 - 3/20/42	4,051,154		4,495,012
5.00%, 9/20/33 - 4/20/35	663,793		739,191
5.50%, 1/20/34 - 6/20/35	1,230,730		1,380,426
6.00%, 6/20/35 - 3/20/36	2,299,895		2,616,975
6.50%, 6/20/31 - 7/20/31	140,091		163,541
7.00%, 12/20/27 - 8/20/31	246,387		294,486
9.00%, 1/20/20 - 7/20/25	8,152		10,087
9.50%, 9/20/21 - 12/20/21	4,044		4,956
			60,190,067
U.S. Treasury Notes--5.2%
0.25%, 8/31/14	3,400,000	e	3,401,197
Total Bonds and Notes
(cost $63,368,548)			65,897,129
	Principal
Short-Term Investments--24.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 10/11/12	5,600,000		5,599,927
0.08%, 10/18/12	9,845,000		9,844,705
0.13%, 2/7/13	510,000	f	509,817
Total Short-Term Investments
(cost $15,954,331)			15,954,449

Other Investment--2.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,639,709)	1,639,709	[g]	1,639,709
Total Investments (cost $80,962,588)	127.8%		83,491,287
Liabilities, Less Cash and Receivables	(27.8%)		(18,155,857)
Net Assets	100.0%		65,335,430

a Variable rate security--interest rate subject to periodic change.

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, this security was valued at $325,078 or .5% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d	Purchased on a forward commitment basis.
e

Security, or portion thereof, on loan. At September 30, 2012 the value of the fund's securities on loan was $2,095,737 and the value of the collateral held by the fund was $2,138,422, consisting of U.S. Government & Agency securities.

f	Held by or on behalf of a counterparty for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $2,528,699 of which $2,697,667 related to appreciated investment securities and $168,968 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	97.3
Short-Term/Money Market Investments	26.9
Asset/Mortgage-Backed	3.6
127.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012 ($)
Financial Futures Short
U.S. Treasury 2 Year Notes	1	(220,531)	December 2012	15
U.S. Treasury 5 Year Notes	33	(4,112,831)	December 2012	(7,511)
U.S. Treasury 10 Year Notes	21	(2,803,172)	December 2012	3,124

Gross Unrealized Appreciation				3,139
Gross Unrealized Depreciation				(7,511)

					Unrealized
Notional		Reference		Determination	(Depreciation)
Amount	Counterparty	Index	Base Index Value	Date	($)

		Forward Rate
		Agreement,
		USD-LIBOR-
3,130,000	Barclays	BBA[a]	3.22	11/27/2012	(8,024)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,425,377	-	1,425,377
Commercial Mortgage-Backed	-	325,078	-	325,078
Mutual Funds	1,639,709	-	-	1,639,709
Residential Mortgage-Backed	-	555,410	-	555,410
U.S. Government Agencies/Mortgage-Backed	-	60,190,067	-	60,190,067
U.S. Treasury	-	19,355,646	-	19,355,646
Other Financial Instruments:
Financial Futures++	3,139	-	-	3,139
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(7,511)	-	-	(7,511)
Swaps++	-	(8,024)	-	(8,024)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.
Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund
enters into these agreements to hedge certain market or
interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to
provide a substitute for purchasing or selling particular
securities or to increase potential returns.
The fund accrues for the interim payments on swap contracts
on a daily basis, with the net amount recorded
within unrealized appreciation (depreciation) on swap
contracts in the Statement of Assets and Liabilities. Once
the interim payments are settled in cash, the net amount
is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of
swaps contracts in the Statement of Operations. Upfront
payments made and/or received by the fund, are recorded
as an asset and/or liability in the Statement of Assets and
Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as
realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded
for financial statement purposes as unrealized appreciation
or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be
received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk
is mitigated by having a master netting arrangement
between the fund and the counterparty and by the posting
of collateral by the counterparty to the fund to cover the
fund’s exposure to the counterparty.
For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)